Other Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive Income (Loss)
14.	Other Comprehensive Income (Loss)
Comprehensive income (loss) includes changes in unrealized gains and losses on fixed maturities classified as available-for-sale.
Reclassification adjustments for realized (gains) losses are reflected in net realized gains (losses) on investments on the condensed consolidated statement of operations and comprehensive income.

The following tables are summaries of other comprehensive income (loss) and disclose the tax impact of each component of other comprehensive income (loss) for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30, 2025			Three Months Ended September 30, 2024
	Pre-Tax	Income Tax Benefit (Expense)	Net-of-Tax Amount	Pre-Tax	Income Tax Benefit (Expense)	Net-of-Tax Amount
Net changes to available-for-sale securities:
Unrealized holding gains (losses) arising during period	$1,034	$(260)	$774	$1,396	$(353)	$1,043
Reclassification adjustment for (gains) losses realized in net income	(42)	10	(32)	(19)	5	(14)

Other comprehensive income (loss)	$992	$(250)	$742	$1,377	$(348)	$1,029

	Nine Months Ended September 30, 2025			Nine Months Ended September 30, 2024
	Pre-Tax	Income Tax Benefit (Expense)	Net-of-Tax Amount	Pre-Tax	Income Tax Benefit (Expense)	Net-of-Tax Amount
Net changes to available-for-sale securities:
Unrealized holding gains (losses) arising during period	$3,314	$(851)	$2,463	$1,638	$(408)	$1,230
Reclassification adjustment for (gains) losses realized in net income	(542)	135	(407)	(107)	26	(81)

Other comprehensive income (loss)	$2,772	$(716)	$2,056	$1,531	$(382)	$1,149

15.	Other Comprehensive Income (Loss)
Comprehensive income (loss) includes changes in unrealized gains and losses on fixed maturities classified as available-for-sale.
Reclassification adjustments for realized (gains) losses are reflected in net realized gains (losses) on investments on the Consolidated Statement of Operations.
The following tables are summaries of other comprehensive income (loss) and discloses the tax impact of each component of other comprehensive income (loss) for the years ended December 31, 2024 and December 31, 2023:

	Year Ended December 31, 2024
	Pre-Tax	Income Tax Benefit (Expense)	Net-of-Tax Amount
Net changes to available-for-sale securities:
Unrealized holding gains (losses) arising during period	$1,043	$(241)	$802
Reclassification adjustment for (gains) losses realized in net income	(119)	25	(94)

Other comprehensive income (loss)	$924	$(216)	$708

	Year Ended December 31, 2023
	Pre-Tax	Income Tax Benefit (Expense)	Net-of-Tax Amount
Net changes to available-for-sale securities:
Unrealized holding gains (losses) arising during period	$2,952	$(749)	$2,203
Reclassification adjustment for (gains) losses realized in net income	22	(5)	17

Other comprehensive income (loss)	$2,974	$(754)	$2,220